Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Non-current derivative assets	$ 28,000		$ 66,788		$ 30,304
Derivative liabilities	(4,000)		(11,481)		(6,430)
Non-current derivative liabilities	(1,000)		(2,001)		(2,884)
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0		(4,223)		(5,940)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	0		(2,001)		(2,800)
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			80,323		33,070
Derivative Liability			(7,258)		(574)
Derivative, Fair Value, Net			73,065		32,496
Commodity Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets			13,535		2,766
Commodity Contract [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets			66,788		30,304
Commodity Contract [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities			(7,258)		(490)
Commodity Contract [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities			0		(84)
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			80,323	[1]	33,041
Derivative Liability			(7,258)	[1]	(574)
Derivative, Fair Value, Net			73,065		32,467
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	16,000	[1]	13,535		2,737
Derivative, Collateral, Right to Reclaim Cash	5,000		6,000
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	28,000	[1]	66,788		30,304
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(4,000)	[1]	(7,258)		(490)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	$ (1,000)	[1]	0		(84)
Natural Gas Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			0		29	[2]
Derivative Liability			0		0	[2]
Derivative, Fair Value, Net			0		29	[2]
Natural Gas Derivative [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets			0		29
Derivative, Collateral, Right to Reclaim Cash					400
Natural Gas Derivative [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets			0		0
Natural Gas Derivative [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities			0		0
Natural Gas Derivative [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities			$ 0		$ 0

[1]	Does not include collateral of $5 million and $6 million deposited for such contracts, which is included in other current assets in our Balance Sheets as of March 31, 2017 and December 31, 2016, respectively.
[2]	Does not include collateral of $0.4 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2015.